UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: December 31, 1999


Check here if Amendment [_]; Amendment Number:
     This Amendment (Check only one.):  [_] is a restatement.
                                        [_] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:    Shadwell Capital , LC
Address: 321 East Main Street
         Charlottesville, VA  22902

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  Dan Oakey
Title: Chief Financial Officer
Phone: (804) 977-1600

Signature, Place, and Date of Signing:
                                    Charlottesville, VA       February 10, 2000
------------------------------      -------------------       -----------------
           [Signature]                  [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:                             0
                                                           --------

Form 13F Information Table Entry Total:                       36
                                                           --------

Form 13F Information Table Value Total:                    $183,709
                                                           --------
                                                          (thousands)




List of Other Included Managers:

None


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                     SHADWELL 13F INFORMATION TABLE 12/31/99
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COLUMN 1                  COLUMN 2     COLUMN 3     COLUMN 4              COLUMN 5        COLUMN 6   COLUMN 7        COLUMN 8

                           TITLE                                                                      OTHER
NAME OF ISSUER              OF          CUSIP       VALUE     SHRS OR       SH/     PUT/  INVESTMENT   MANA-      VOTING AUTHORITY
                           CLASS        NUMBER     (x$1000)  PRN AMOUNT     PRN     CALL  DISCRETION   GERS     SOLE   SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
Associated Banc Corp.       COM       045487105     2,298      67,100        SH              SOLE             67,100

Bank of America             COM       060505104     6,374      127,000       SH              SOLE             127,000
Corporation

BB&T Corporation            COM       054937107     3,860      141,000       SH              SOLE             141,000

CCB Financial Corporation   COM       124875105     7,833      179,800       SH              SOLE             179,800

Centura Banks, inc.         COM       15640T100     3,724      84,400        SH              SOLE             84,400

Charter One Financial,      COM       160903100     12,672     662,600       SH              SOLE             662,600
Inc.
Citizens Banking            COM       174420109     712        31,800        SH              SOLE             31,800
Corporation

Commerce Bancshares, Inc.   COM       200525103     3,208      94,710        SH              SOLE             94,710

Commercial Federal          COM       201647104     1,560      87,600        SH              SOLE             87,600
Corporation

Compass Bancshares, Inc.    COM       20449H109     6,877      308,200       SH              SOLE             308,200

Dime Bancorp. Incorporated  COM       25429Q102     4,728      312,600       SH              SOLE             312,600

Dime Community              COM       253922108     1,121      60,600        SH              SOLE             60,600
Bancshares, Inc.

F&M National Corporation    COM       302374103     2,892      104,911       SH              SOLE             104,911

First Financial Bancorp.    COM       320209109     214        10,000        SH              SOLE             10,000

First Tennessee National    COM       337162101     6,427      225,500       SH              SOLE             225,500
Corporation

First Virginia Banks, Inc.  COM       337477103     6,192      144,000       SH              SOLE             144,000

Firstar Corporation         COM       33763V109     15,398     728,900       SH              SOLE             728,900


Huntington Bancshares       COM       446150104     1,609      67,400        SH              SOLE             67,400
Incorporation

Keystone Financial, Inc.    COM       493482103     5,542      263,100       SH              SOLE             263,100

M&T Bank Corporation        COM       55261F104     5,634      13,600        SH              SOLE             13,600

Mellon Bank Corporation     COM       58551A108     9,592      281,600       SH              SOLE             281,600

Mercantile Bankshares       COM       587405101     9,255      289,800       SH              SOLE             289,800
Corporation

National City Corporation   COM       635405103     12,355     521,600       SH              SOLE             521,600

North Fork Bancorporation   COM       659424105     3,680      210,300       SH              SOLE             210,300

One Valley Bancorp, Inc.    COM       682419106     2,686      87,700        SH              SOLE             87,700

Peoples Heritage            COM       711147108     4,895      325,000       SH              SOLE             325,000
Financial Group, Inc.

PNC Bank Corp.              COM       693475105     5,994      134,700       SH              SOLE             134,700

Regions Financial           COM       758940100     3,492      139,000       SH              SOLE             139,000
Corporation

Sky Financial Group Inc.    COM       83080P103     1,189      59,100        SH              SOLE             59,100

Susquehanna Bancshares,     COM       869099101     1,075      67,700        SH              SOLE             67,700
Inc.

U.S. Bancorp                COM       902973106     16,240     682,000       SH              SOLE             682,000

Washington Federal, Inc.    COM       938824109     3,160      160,000       SH              SOLE             160,000

Washington Mutual Inc.      COM       939322103     3,372      129,700       SH              SOLE             129,700

Webster Financial           COM       947890109     2,370      100,600       SH              SOLE             100,600
Corporation

Westamerica Bancorporation  COM       957090103     3,900      139,600       SH              SOLE             139,600

Wilmington Trust            COM       971807102     1,578      32,700        SH              SOLE             32,700
Corporation
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